Document and Entity Information Document	Nov. 05, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity File Number	0-25346
Entity Registrant Name	ACI WORLDWIDE, INC.
Entity Central Index Key	0000935036
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0772104
Entity Address, Address Line One	6060 Coventry Drive
Entity Address, City or Town	Elkhorn,
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68022
City Area Code	402
Local Phone Number	390-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NASDAQ/NGS (GLOBAL SELECT MARKET)
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.005 par value
Trading Symbol	ACIW
Security Exchange Name	NASDAQ